RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Notes to Financial Statements
Management fees	$ 62,968	$ 30,000	$ 164,478	$ 90,000
Stock-based Compensation	0	0	30,000	0
Total	$ 62,968	$ 30,000	$ 164,478	$ 60,000